EATON VANCE PARAMETRIC STRUCTURED ABSOLUTE RETURN FUND
Supplement to Summary Prospectus dated November 1, 2011 as revised December 9, 2011

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Market Neutral Fund and the name of the Portfolio is changed to Parametric Market Neutral Portfolio;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$158	$655	$1,179	$2,615
Institutional Class shares	$132	$579	$1,051	$2,358

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6615-2/13 PPASARSPS

EATON VANCE PARAMETRIC STRUCTURED ABSOLUTE RETURN FUND
Supplement to Prospectus dated November 1, 2011 as revised December 9, 2011

1.  The following amendments to the Prospectus are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Market Neutral Fund and the name of the Portfolio is changed to Parametric Market Neutral Portfolio;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$158	$655	$1,179	$2,615
Institutional Class shares	$132	$579	$1,051	$2,358

c.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summary”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

d.  The following replaces the first paragraph under “Exchange Privilege” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance Fund.  For purposes of exchanges among Eaton Vance Funds, Investor Class and Institutional Class shares are deemed to be the same as Class A and Class I shares, respectively, of other Eaton Vance Funds.  Exchanges are generally made at net asset value, provided that exchanges of Investor Class shares for Class A shares of another Eaton Vance Fund are made at the public offering price for Class A shares (which generally includes the sales charge applicable to Class A shares) unless your Investor Class shares were acquired as the result of an exchange from Class A of another Eaton Vance Fund.  In such case, the exchange generally will be made at net asset value.  Any class of shares of the Fund may be exchanged for any other class of shares of that Fund, provided that the shares being exchanged are no longer subject to a contingent deferred sales charge and the conditions for investing in the other class of shares described in the prospectus are satisfied.

2.

Effective immediately, purchases of Class A shares of $1,000,000 or more are not subject to a sales charge and no dealer commission will be paid on such purchases.  In addition, no sales commission is payable on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

February 14, 2013	6616-2/13 PPASARPS

EATON VANCE PARAMETRIC STRUCTURED ABSOLUTE RETURN FUND
Supplement to Statement of Additional Information dated November 1, 2011 as revised December 9, 2011

The following amendments to the Statement of Additional Information are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric Market Neutral Fund and the name of the Portfolio is changed to Parametric Market Neutral Portfolio;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

February 14, 2013

EATON VANCE PARAMETRIC STRUCTURED COMMODITY STRATEGY FUND
Supplement to Summary Prospectus dated May 1, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Commodity Strategy Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$102	$718	$1,360	$3,087
Institutional Class shares	$77	$642	$1,235	$2,842

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6623-2/13 PPASCSPS

EATON VANCE PARAMETRIC OPTION ABSOLUTE RETURN STRATEGY FUND
EATON VANCE PARAMETRIC STRUCTURED COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2012

1.  The following amendments to the Prospectus for Eaton Vance Parametric Option Absolute Return Strategy Fund are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Absolute Return Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary – Eaton Vance Parametric Option Absolute Return Strategy Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$532	$942	$2,087
Institutional Class shares	$122	$455	$812	$1,816

c.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summaries - Important Information Regarding Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

2.  The following amendments to the Prospectus for Eaton Vance Parametric Structured Commodity Strategy Fund are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Commodity Strategy Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary – Eaton Vance Parametric Structured Commodity Strategy Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$102	$718	$1,360	$3,087
Institutional Class shares	$77	$642	$1,235	$2,842

c.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summaries - Important Information Regarding Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

3.  The following replaces the first paragraph under “Exchange Privilege” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance Fund.  For purposes of exchanges among Eaton Vance Funds, Investor Class and Institutional Class shares are deemed to be the same as Class A and Class I shares, respectively, of other Eaton Vance Funds.  Exchanges are generally made at net asset value, provided that exchanges of Investor Class shares for Class A shares of another Eaton Vance Fund are made at the public offering price for Class A shares (which generally includes the sales charge applicable to Class A shares) unless your Investor Class shares were acquired as the result of an exchange from Class A of another Eaton Vance Fund.  In such case, the exchange generally will be made at net asset value.  Any class of shares of the Fund may be exchanged for any other class of shares of that Fund, provided that the shares being exchanged are no longer subject to a contingent deferred sales charge and the conditions for investing in the other class of shares described in the prospectus are satisfied.

4.

Effective immediately, purchases of Class A shares of $1,000,000 or more are not subject to a sales charge and no dealer commission will be paid on such purchases.  In addition, no sales commission is payable on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

February 14, 2013	6621-2/13 PPAOARCOMMPS1

EATON VANCE PARAMETRIC OPTION ABSOLUTE RETURN STRATEGY FUND
EATON VANCE PARAMETRIC STRUCTURED COMMODITY STRATEGY FUND

Supplement to Statement of Additional Information dated May 1, 2012

1.  The following amendments to the Statement of Additional Information for Eaton Vance Parametric Option Absolute Return Strategy Fund are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric Absolute Return Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

2.  The following amendments to the Statement of Additional Information for Eaton Vance Parametric Structured Commodity Strategy Fund are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric Commodity Strategy Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

February 14, 2013

EATON VANCE PARAMETRIC STRUCTURED CURRENCY FUND
Supplement to Summary Prospectus dated December 30, 2011 as revised June 26, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Currency Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$92	$1,671	$3,162	$6,541
Institutional Class shares	$66	$1,602	$3,061	$6,393

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6620-2/13 PPASCURRSPS2

EATON VANCE PARAMETRIC STRUCTURED CURRENCY FUND
Supplement to Prospectus dated December 30, 2011

1.  The following amendments to the Prospectus are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Currency Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$92	$1,671	$3,162	$6,541
Institutional Class shares	$66	$1,602	$3,061	$6,393

c.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summary”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

d.  The following replaces the first paragraph under “Exchange Privilege” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance Fund.  For purposes of exchanges among Eaton Vance Funds, Investor Class and Institutional Class shares are deemed to be the same as Class A and Class I shares, respectively, of other Eaton Vance Funds.  Exchanges are generally made at net asset value, provided that exchanges of Investor Class shares for Class A shares of another Eaton Vance Fund are made at the public offering price for Class A shares (which generally includes the sales charge applicable to Class A shares) unless your Investor Class shares were acquired as the result of an exchange from Class A of another Eaton Vance Fund.  In such case, the exchange generally will be made at net asset value.  Any class of shares of the Fund may be exchanged for any other class of shares of that Fund, provided that the shares being exchanged are no longer subject to a contingent deferred sales charge and the conditions for investing in the other class of shares described in the prospectus are satisfied.

2.

Effective immediately, purchases of Class A shares of $1,000,000 or more are not subject to a sales charge and no dealer commission will be paid on such purchases.  In addition, no sales commission is payable on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

February 14, 2013	6619-2/13 PPASCURRPS1

EATON VANCE PARAMETRIC STRUCTURED CURRENCY FUND
Supplement to Statement of Additional Information dated December 30, 2011

The following amendments to the Statement of Additional Information are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric Currency Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

February 14, 2013

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated June 1, 2012

The following amendments to the Summary Prospectus are effective March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Emerging Markets Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$459	$792	$1,735	$148	$459	$792	$1,735
Class C shares	$322	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
Institutional Class shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6626-2/13 SEMSPS

EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated June 1, 2012 as revised December 13, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund will no longer be available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$107	$441	$797	$1,803
Institutional Class shares	$82	$363	$665	$1,524

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6627-2/13 SIESPS

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND
EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated June 1, 2012

1.  The following amendments to the Prospectus for Eaton Vance Parametric Structured Emerging Markets Fund are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Emerging Markets Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summaries – Parametric Structured Emerging Markets Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$459	$792	$1,735	$148	$459	$792	$1,735
Class C shares	$322	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
Institutional Class shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

c.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summaries - Important Information Regarding Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

2.  The following amendments to the Prospectus for Eaton Vance Parametric Structured International Equity Fund are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund will no longer be available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summaries – Parametric Structured International Equity Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$107	$441	$797	$1,803
Institutional Class shares	$82	$363	$665	$1,524

c.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summaries - Important Information Regarding Fund Shares” :

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

3.  The following replaces the first paragraph under “Exchange Privilege” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance Fund.  For purposes of exchanges among Eaton Vance Funds, Investor Class and Institutional Class shares are deemed to be the same as Class A and Class I shares, respectively, of other Eaton Vance Funds.  Exchanges are generally made at net asset value, provided that exchanges of Investor Class shares for Class A shares of another Eaton Vance Fund are made at the public offering price for Class A shares (which generally includes the sales charge applicable to Class A shares) unless your Investor Class shares were acquired as the result of an exchange from Class A of another Eaton Vance Fund.  In such case, the exchange generally will be made at net asset value.  Any class of shares of the Fund may be exchanged for any other class of shares of that Fund, provided that the shares being exchanged are no longer subject to a contingent deferred sales charge and the conditions for investing in the other class of shares described in the prospectus are satisfied.

4.

Effective immediately, purchases of Class A shares of $1,000,000 or more are not subject to a sales charge and no dealer commission will be paid on such purchases.  In addition, no sales commission is payable on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

February 14, 2013	6625-2/13 PPASEMSIEPS1

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND
EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND

Supplement to Statement of Additional Information dated June 1, 2012

1.  The following amendments to the Statement of Additional Information for Eaton Vance Parametric Structured Emerging Markets Fund are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric Emerging Markets Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following amendments to the Statement of Additional Information for Eaton Vance Parametric Structured International Equity Fund are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund will no longer be available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

February 14, 2013

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated March 1, 2012 as revised December 13, 2012

The following amendment to the Summary Prospectus is effective on February 22, 2013.

•

Effective February 22, 2013, the Fund will no longer offer Class B shares.

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Tax-Managed International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$153	$523	$917	$2,022	$153	$523	$917	$2,022
Class C shares	$328	$716	$1,230	$2,641	$228	$716	$1,230	$2,641
Institutional Class shares	$127	$409	$712	$1,574	$127	$409	$712	$1,574

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6618-2/13 TMIESPS2

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2012

The following amendment to the Prospectus is effective on February 22, 2013.

•

Effective February 22, 2013, the Fund will no longer offer Class B shares.

1.

The following amendments to the Prospectus are effective on March 1, 2013.

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Tax-Managed International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summaries – Eaton Vance Tax-Managed International Equity Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$153	$523	$917	$2,022	$153	$523	$917	$2,022
Class C shares	$328	$716	$1,230	$2,641	$228	$716	$1,230	$2,641
Institutional Class shares	$127	$409	$712	$1,574	$127	$409	$712	$1,574

c.

The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summary – Important Information Regarding Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

d.

The following replaces the first paragraph under “Exchange Privilege.” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance Fund.  For purposes of exchanges among Eaton Vance Funds, Investor Class and Institutional Class shares are deemed to be the same as Class A and Class I shares, respectively, of other Eaton Vance Funds.  Exchanges are generally made at net asset value, provided that exchanges of Investor Class shares for Class A shares of another Eaton Vance Fund are made at the public offering price for Class A shares (which generally includes the sales charge applicable to Class A shares) unless your Investor Class shares were acquired as the result of an exchange from Class A of another Eaton Vance Fund.  In such case, the exchange generally will be made at net asset value.  Any class of shares of the Fund may be exchanged for any other class of shares of that Fund, provided that the shares being exchanged are no longer subject to a contingent deferred sales charge and the conditions for investing in the other class of shares described in the prospectus are satisfied.

2.

Effective immediately, purchases of Class A shares of $1,000,000 or more will not be subject to a sales charge and no dealer commission will be paid on such purchases.  In addition, no sales commission is payable on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

February 14, 2013	6617-2/13 TMCOMBPS3

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated March 1, 2012

1.

Effective February 22, 2013, the Fund will no longer offer Class B shares.

2.

The following amendments to the Statement of Additional Information are effective on March 1, 2013:

•

The name of the Fund is changed to Parametric Tax-Managed International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

February 14, 2013

PARAMETRIC GLOBAL SMALL-CAP FUND
Supplement to Summary Prospectus dated December 19, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

Class I shares of the Fund are renamed Institutional Class; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6634-2/13 PPAGSCSPS

PARAMETRIC GLOBAL SMALL-CAP FUND
Supplement to Prospectus dated December 19, 2012

The following amendments to the Prospectus are effective on March 1, 2013:

a.

The Prospectus is amended to reflect the following:

•

Class I shares of the Fund are renamed Institutional Class; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

b.  The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summary”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent investments.

c.  The following replaces the first paragraph under “Exchange Privilege” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance Fund.  For purposes of exchanges among Eaton Vance Funds, Investor Class and Institutional Class shares are deemed to be the same as Class A and Class I shares, respectively, of other Eaton Vance Funds.  Exchanges are generally made at net asset value, provided that exchanges of Investor Class shares for Class A shares of another Eaton Vance Fund are made at the public offering price for Class A shares (which generally includes the sales charge applicable to Class A shares) unless your Investor Class shares were acquired as the result of an exchange from Class A of another Eaton Vance Fund.  In such case, the exchange generally will be made at net asset value.  Any class of shares of the Fund may be exchanged for any other class of shares of that Fund, provided that the shares being exchanged are no longer subject to a contingent deferred sales charge and the conditions for investing in the other class of shares described in the prospectus are satisfied.

February 14, 2013	6624-2/13 PPAGSCPS

PARAMETRIC GLOBAL SMALL-CAP FUND
Supplement to Statement of Additional Information dated December 19, 2012

The following amendments to the Statement of Additional Information are effective on March 1, 2013:

•

Class I shares of the Fund are renamed Institutional Class; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

February 14, 2013